UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-23494

T. Rowe Price Exchange-Traded Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2024

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

June 30, 2024

Growth ETF (TGRT)

Principal Listing Exchange: NYSE Arca, Inc.

This semiannual shareholder report contains important information about Growth ETF ("the fund") for the period of January 1, 2024 to June 30, 2024. You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at www.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1-800-638-5660 or info@troweprice.com or by contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Growth ETF	$21	0.38%

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$326,335
  Number of Portfolio Holdings90
  Portfolio Turnover Rate5.7%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Information Technology	47.6%
Communication Services	13.6
Consumer Discretionary	12.8
Health Care	11.6
Financials	8.6
Industrials & Business Services	3.8
Consumer Staples	1.0
Materials	0.4
Energy	0.3
Other	0.3

Top Ten Holdings (as a % of Net Assets)

Microsoft	12.0%
NVIDIA	11.0
Apple	9.2
Alphabet	6.9
Amazon.com	6.9
Meta Platforms	4.8
Eli Lilly	2.9
Visa	2.6
Mastercard	2.5
UnitedHealth Group	2.0

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

T. Rowe Price Investment Services, Inc.

100 East Pratt Street

Baltimore, MD 21202

Growth ETF (TGRT)

Principal Listing Exchange: NYSE Arca, Inc.

202407-3725262

ETF1073-053 08/24

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Statements and Other Information
June 30, 2024
T. ROWE PRICE
TGRT	Growth ETF
For more insights from T. Rowe Price investment professionals, go to troweprice.com.

T. ROWE PRICE GROWTH ETF

Unaudited
FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period

	6 Months Ended	6/14/23(1) Through
	6/30/24	12/31/23
NET ASSET VALUE
Beginning of period	$ 28.49	$ 25.00
Investment activities
Net investment income(2) (3)	0.03	0.03
Net realized and unrealized gain/loss	6.38	3.48
Total from investment activities	6.41	3.51
Distributions
Net investment income	-	(0.02)
NET ASSET VALUE
End of period	$ 34.90	$ 28.49
Ratios/Supplemental Data
Total return, based on NAV(3) (4)	22.50%	14.03%
Ratios to average net assets:(3)
Gross expenses before waivers/payments by Price Associates	0.38%(5)	0.38%(5)
Net expenses after waivers/payments by Price Associates	0.38%(5)	0.38%(5)
Net investment income	0.17%(5)	0.22%(5)
Portfolio turnover rate(6)	5.7%	4.9%
Net assets, end of period (in thousands)	$ 326,335	$ 61,261

(1)	Inception date
(2)	Per share amounts calculated using average shares outstanding method.
(3)	Includes the impact of expense-related arrangements with Price Associates.
(4)	Total return reflects the rate that an investor would have earned on an investment in the fund during the period, assuming reinvestment of all distributions. Total return is not annualized for periods less than one year.
(5)	Annualized
(6)	Portfolio turnover excludes securities received or delivered through in-kind share transactions.
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE GROWTH ETF

June 30, 2024 Unaudited
PORTFOLIO OF INVESTMENTS‡	Shares	$ Value
(Cost and value in $000s)

COMMON STOCKS 99.8%
COMMUNICATION SERVICES 13.6%
Entertainment 1.6%
Netflix (1)	6,013	4,058
Spotify Technology (1)	3,241	1,017
		5,075
Interactive Media & Services 11.7%
Alphabet, Class A	124,117	22,608
Meta Platforms, Class A	30,966	15,614
		38,222
Wireless Telecommunication Services 0.3%
T-Mobile US	6,130	1,080
		1,080
Total Communication Services		44,377
CONSUMER DISCRETIONARY 12.8%
Automobiles 0.5%
Tesla (1)	9,076	1,796
		1,796
Broadline Retail 7.6%
Amazon.com (1)	116,469	22,508
Coupang, Class A (1)	56,558	1,185
MercadoLibre (1)	694	1,140
		24,833
Hotels, Restaurants & Leisure 2.3%
Booking Holdings	756	2,995
Chipotle Mexican Grill (1)	42,896	2,687
DraftKings (1)	17,204	657

T. ROWE PRICE GROWTH ETF

	Shares	$ Value
(Cost and value in $000s)
Hilton Worldwide Holdings	5,056	1,103
		7,442
Specialty Retail 2.3%
Home Depot	7,008	2,413
O'Reilly Automotive (1)	1,446	1,527
Ross Stores	18,072	2,626
Ulta Beauty (1)	2,055	793
		7,359
Textiles, Apparel & Luxury Goods 0.1%
Lululemon Athletica (1)	1,387	414
		414
Total Consumer Discretionary		41,844
CONSUMER STAPLES 1.0%
Beverages 0.6%
Constellation Brands, Class A	1,346	346
PepsiCo	9,009	1,486
		1,832
Consumer Staples Distribution & Retail 0.4%
Dollar General	9,892	1,308
		1,308
Total Consumer Staples		3,140
ENERGY 0.3%
Energy Equipment & Services 0.3%
Schlumberger	23,367	1,102
Total Energy		1,102
FINANCIALS 8.6%
Capital Markets 1.3%
Cboe Global Markets	2,592	441
Charles Schwab	17,566	1,294

T. ROWE PRICE GROWTH ETF

	Shares	$ Value
(Cost and value in $000s)
S&P Global	1,094	488
Tradeweb Markets, Class A	18,185	1,928
		4,151
Financial Services 7.0%
Apollo Global Management	7,045	832
Corpay (1)	1,835	489
Fiserv (1)	34,124	5,086
Mastercard, Class A	18,362	8,101
Visa, Class A	32,344	8,489
		22,997
Insurance 0.3%
Marsh & McLennan	4,230	891
		891
Total Financials		28,039
HEALTH CARE 11.6%
Biotechnology 1.0%
Argenx SE, ADR (1)	2,221	955
Legend Biotech, ADR (1)	10,840	480
Regeneron Pharmaceuticals (1)	382	402
Vertex Pharmaceuticals (1)	2,820	1,322
		3,159
Health Care Equipment & Supplies 2.7%
Becton Dickinson	5,312	1,241
Intuitive Surgical (1)	10,888	4,844
Stryker	8,529	2,902
		8,987
Health Care Providers & Services 4.1%
Cigna	10,333	3,416
Elevance Health	2,290	1,241
HCA Healthcare	2,376	763

T. ROWE PRICE GROWTH ETF

	Shares	$ Value
(Cost and value in $000s)
McKesson	2,250	1,314
UnitedHealth Group	13,047	6,644
		13,378
Life Sciences Tools & Services 0.7%
Danaher	7,556	1,888
Thermo Fisher Scientific	682	377
		2,265
Pharmaceuticals 3.1%
Eli Lilly	10,502	9,508
Zoetis	3,442	597
		10,105
Total Health Care		37,894
INDUSTRIALS & BUSINESS SERVICES 3.8%
Aerospace & Defense 0.9%
Howmet Aerospace	20,143	1,563
TransDigm Group	1,069	1,366
		2,929
Commercial Services & Supplies 0.5%
Cintas	1,277	894
Waste Connections	3,463	608
		1,502
Ground Transportation 0.4%
Uber Technologies (1)	18,920	1,375
		1,375
Industrial Conglomerates 0.3%
Roper Technologies	1,468	827
		827

T. ROWE PRICE GROWTH ETF

	Shares	$ Value
(Cost and value in $000s)
Machinery 0.7%
Ingersoll-Rand	25,492	2,316
		2,316
Professional Services 0.9%
Automatic Data Processing	3,553	848
Broadridge Financial Solutions	2,204	434
Equifax	6,512	1,579
Paylocity Holding (1)	1,239	164
		3,025
Trading Companies & Distributors 0.1%
Fastenal	6,729	423
		423
Total Industrials & Business Services		12,397
INFORMATION TECHNOLOGY 47.7%
Communications Equipment 0.4%
Arista Networks (1)	3,687	1,292
		1,292
Electronic Equipment, Instruments & Components 1.3%
Amphenol, Class A	65,188	4,392
		4,392
IT Services 0.8%
Accenture, Class A	2,759	837
Shopify, Class A (1)	24,191	1,598
		2,435
Semiconductors & Semiconductor Equipment 15.5%
Advanced Micro Devices (1)	8,724	1,415
Analog Devices	3,097	707
ASML Holding NV	2,693	2,754
Broadcom	2,416	3,879

T. ROWE PRICE GROWTH ETF

	Shares	$ Value
(Cost and value in $000s)
Entegris	8,196	1,110
KLA	3,231	2,664
Lam Research	1,447	1,541
Monolithic Power Systems	563	463
NVIDIA	291,536	36,016
		50,549
Software 20.5%
Adobe (1)	9,084	5,046
Atlassian, Class A (1)	7,046	1,246
Cadence Design Systems (1)	6,248	1,923
Dynatrace (1)	19,777	885
Fair Isaac (1)	1,183	1,761
Fortinet (1)	23,598	1,422
Intuit	10,055	6,608
Microsoft	87,714	39,204
Palo Alto Networks (1)	2,675	907
Salesforce.com	6,244	1,605
ServiceNow (1)	4,900	3,855
Synopsys (1)	2,894	1,722
Workday (1)	2,670	597
		66,781
Technology Hardware, Storage & Peripherals 9.2%
Apple	142,622	30,039
		30,039
Total Information Technology		155,488
MATERIALS 0.4%
Chemicals 0.4%
Linde	2,074	910
Sherwin-Williams	1,444	431
Total Materials		1,341
Total Common Stocks (Cost $296,588)		325,622

T. ROWE PRICE GROWTH ETF

	Shares	$ Value
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 0.3%
Money Market Funds 0.3%
State Street Institutional U.S. Government Money Market Fund, 5.25% (2)	1,147,832	1,148
Total Short-Term Investments (Cost $1,148)		1,148
Total Investments in Securities 100.1% of Net Assets (Cost $297,736)		$326,770

‡	Shares are denominated in U.S. dollars unless otherwise noted.
(1)	Non-income producing.
(2)	Seven-day yield
ADR	American Depositary Receipts
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE GROWTH ETF

June 30, 2024 Unaudited
    STATEMENT OF ASSETS AND LIABILITIES

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $297,736)	$326,770
Receivable for investment securities sold	727
Dividends receivable	36
Total assets	327,533
Liabilities
Payable for investment securities purchased	1,119
Investment management and administrative fees payable	79
Total liabilities	1,198
NET ASSETS	$326,335
Net assets consists of:
Total distributable earnings (loss)	$29,153
Paid-in capital applicable to 9,350,000 shares of $0.0001 par value capital stock outstanding; 4,000,000,000 shares authorized	297,182
NET ASSETS	$326,335
NET ASSET VALUE PER SHARE	$34.90
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE GROWTH ETF

Unaudited
    STATEMENT OF OPERATIONS

($000s)
6 Months Ended
6/30/24
Investment Income (Loss)
Dividend income	$296
Investment management and administrative expense	205
Net investment income	91
Realized and Unrealized Gain / Loss
Net realized gain (loss)
Securities	(866)
In-kind redemptions	978
Net realized gain	112
Change in net unrealized gain / loss on securities	22,416
Net realized and unrealized gain / loss	22,528
INCREASE IN NET ASSETS FROM OPERATIONS	$22,619
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE GROWTH ETF

Unaudited
    STATEMENT OF CHANGES IN NET ASSETS

($000s)
	6 Months Ended	6/14/23 Through
	6/30/24	12/31/23
Increase (Decrease) in Net Assets
Operations
Net investment income	$91	$37
Net realized gain (loss)	112	(17)
Change in net unrealized gain / loss	22,416	6,618
Increase in net assets from operations	22,619	6,638
Distributions to shareholders
Net earnings	—	(37)
Capital share transactions*
Shares sold	245,798	55,940
Shares redeemed	(3,343)	(1,280)
Increase in net assets from capital share transactions	242,455	54,660
Net Assets
Increase during period	265,074	61,261
Beginning of period	61,261	-
End of period	$326,335	$61,261
*Share information
Shares sold	7,300	2,200
Shares redeemed	(100)	(50)
Increase in shares outstanding	7,200	2,150
The accompanying notes are an integral part of these financial statements.

T. ROWE PRICE GROWTH ETF

Unaudited
    NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Exchange-Traded Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Growth ETF (the fund) is a nondiversified, open-end management investment company established by the corporation. The fund incepted on June 14, 2023. The fund seeks to provide long-term capital growth.
NOTE  1  –   SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions
Investment transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid annually. A capital gain distribution, if any, may also be declared and paid by the fund annually. Dividends and distributions cannot be automatically reinvested in additional shares of the fund.

T. ROWE PRICE GROWTH ETF

Capital Transactions
The fund issues and redeems shares at its net asset value (NAV) only with Authorized Participants and only in large blocks of 50,000 shares (each, a “Creation Unit”). The fund’s NAV per share is computed at the close of the New York Stock Exchange (NYSE). However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Individual fund shares may not be purchased or redeemed directly with the fund. An Authorized Participant may purchase or redeem a Creation Unit of the fund each business day that the fund is open in exchange for the delivery of a designated portfolio of in-kind securities and/or cash. When purchasing or redeeming Creation Units, Authorized Participants are also required to pay a fixed and/or variable purchase or redemption transaction fee as well as any applicable additional variable charge to defray the transaction cost to a fund.
Individual fund shares may be purchased and sold only on a national securities exchange through brokers. Shares are listed for trading on NYSE Arca, Inc. (NYSE Arca) and because the shares will trade at market prices rather than NAV, shares may trade at prices greater than NAV (at a premium), at NAV, or less than NAV (at a discount). The fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m. Eastern time) on each day that the NYSE Arca is open.
Indemnification
In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE  2  –   VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies;

T. ROWE PRICE GROWTH ETF

tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. A security that is listed or traded on more than one exchange

T. ROWE PRICE GROWTH ETF

is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
On June 30, 2024, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.

T. ROWE PRICE GROWTH ETF

NOTE  3  –   OTHER INVESTMENT TRANSACTIONS
Purchases and sales of portfolio securities excluding in-kind transactions and short-term securities aggregated $10,180,000 and $7,251,000, respectively, for the six months ended June 30, 2024. Portfolio securities received and delivered through in-kind transactions aggregated $242,441,000 and $3,352,000, respectively, for the six months ended June 30, 2024.
NOTE  4  –   FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of December 31, 2023, the fund had $82,000 of available capital loss carryforwards.
At June 30, 2024, the cost of investments (including derivatives, if any) for federal income tax purposes was $297,739,000. Net unrealized gain aggregated $29,031,000 at period-end, of which $29,635,000 related to appreciated investments and $604,000 related to depreciated investments.
NOTE  5  –   RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management and administrative agreement between the fund and Price Associates provides for an all-inclusive annual fee equal to 0.38% of the fund’s average daily net assets. The fee is computed daily and paid monthly. The

T. ROWE PRICE GROWTH ETF

all-inclusive fee covers investment management services and ordinary, recurring operating expenses but does not cover interest and borrowing expenses; taxes; brokerage commissions and other transaction costs; fund proxy expenses; and nonrecurring and extraordinary expenses.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund.
As of June 30, 2024, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 1,925,477 shares of the fund, representing 21% of the fund’s net assets.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the period ended June 30, 2024, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE  6  –   OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.

T. ROWE PRICE GROWTH ETF

Approval of Investment Management Agreement
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser). In that regard, at a meeting held on March 11–12, 2024 (Meeting), the Board, including all of the fund’s independent directors present in person at the Meeting, approved the continuation of the fund’s Advisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of the Advisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the Advisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with the Adviser about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance; maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Adviser’s senior management team and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract.
Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide

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Approval of Investment Management Agreement (continued)
variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for various periods through December 31, 2023.
In the course of its deliberations, the Board considered that the fund only recently incepted in June 2023 and does not yet have a meaningful performance track record. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, the fund’s limited operating history, and how closely the fund’s strategies align with its benchmarks and peer groups. The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the Adviser under the Advisory Contract and other direct and indirect benefits that the Adviser (and its affiliates) may have realized from its relationship with the fund. In considering soft-dollar arrangements pursuant to which research may be received from broker-dealers that execute the fund’s portfolio transactions, the Board noted that during 2023 the Adviser paid the costs of research services for all client accounts that it advises, including the T. Rowe Price funds. However, effective January 1, 2024, the Adviser will begin using brokerage commissions in connection with certain T. Rowe Price funds’ securities transactions to pay for research when permissible.
The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. While the Board did not review information regarding profits realized from managing the fund in particular because the fund had either not achieved sufficient portfolio asset size or not recognized sufficient revenues to produce meaningful profit margin percentages, the Board concluded that the Adviser’s profits were reasonable in light of the services provided to the T. Rowe Price mutual funds and ETFs.
The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the Adviser. Under the Advisory Contract, the fund pays the Adviser an all-inclusive management fee, which is based on the fund’s average daily net assets. The all-inclusive management fee includes investment management services and provides for the Adviser to pay all of the fund’s ordinary, recurring operating expenses except for interest and borrowing expenses, taxes, brokerage commissions and other transaction costs, fund proxy expenses, and any nonrecurring extraordinary expenses. The Adviser has generally implemented an all-inclusive management fee structure in situations where a fixed total expense ratio is useful for purposes of providing certainty of fees and expenses for investors and such a fee structure is typically used by other ETFs offered by competitors. The Adviser has historically

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Approval of Investment Management Agreement (continued)
sought to set the initial all-inclusive management fee rate at levels below the expense ratios of comparable funds to take into account potential future economies of scale. In addition, the assets of the fund are included in the calculation of the group fee rate, which serves as a component of the management fee for many T. Rowe Price funds and declines at certain asset levels based on the combined average net assets of most of the T. Rowe Price mutual funds and ETFs (including the fund).  Although the fund does not have a group fee component to its management fee, its assets are included in the calculation because certain resources utilized to operate the fund are shared with other T. Rowe Price funds.
In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) actual management fees, nonmanagement expenses, and total expenses of the fund with a group of competitor funds selected by Broadridge (Expense Group) and (ii) actual management fees, nonmanagement expenses, and total expenses of the fund with a broader set of funds within the Lipper investment classification (Expense Universe). The Board considered the fund’s actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements) in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s actual management fee rate ranked in the first quintile (Expense Group and Expense Universe) and the fund’s total expenses ranked in the first quintile (Expense Group and Expense Universe).
The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors; subadvised

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Approval of Investment Management Agreement (continued)
funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional business are fundamentally different from those of the proprietary mutual fund business. The Board considered information showing that the Adviser’s mutual fund business is generally more complex from a business and compliance perspective than its institutional account business and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary mutual fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its mutual fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract (including the fees to be charged for services thereunder).

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100 East Pratt Street
Baltimore, MD 21202
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
T. Rowe Price Investment Services, Inc.
ETF1073-051 08/24

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR and/or the Statement of Additional Information.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)	Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Growth ETF
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 20, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 20, 2024

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	August 20, 2024